Business Combinations	9 Months Ended
Sep. 30, 2024
Business Combinations [Abstract]
Business Combinations

NOTE 3 – BUSINESS COMBINATIONS

DataSense Acquisition

On May 1, 2024 (the acquisition date), the Company entered into a membership interest purchase agreement with a related party, DataSense LLC (DataSense), and its sole equity holder, DataSense Holdings LLC (DataSense Holdings), a holding company established by the founders of DataSense, pursuant to which the Company acquired the remaining issued and outstanding membership interests of DataSense not previously owned by the Company. The acquisition allows the Company to continue its focus on building artificial intelligence (AI) and machine learning capabilities and continue the Company’s development of AI-enabled solutions. These capabilities increase the value proposition of the Digital Finance Cloud to the Company’s existing customers and further differentiates the Company from its competitors.

The aggregate consideration under the purchase agreement consisted of $7.7 million in cash, including $0.5 million deposited into a post-closing escrow account, and 1,023,720 common units of OneStream Software LLC (common units), of which 1,009,302 are subject to performance-based vesting conditions measured on an annual basis over four years and service-based conditions tied to the continued employment of the founders of DataSense with the Company. In connection with the Reorganization Transactions, the common units awarded to the founders of DataSense were reclassified into an equal number of LLC Units and DataSense Holdings received an equal number of shares of Class C common stock. All Class C common stock and LLC Units issued as a result of the reclassification of unvested common units remain subject to the same vesting conditions that existed prior to the Reorganization Transactions; refer to Note 11 for further details. As part of the total consideration transferred, the Company also paid seller transaction costs of $0.3 million. As of the acquisition date, DataSense became a wholly owned subsidiary of the Company and its operations have been included in the Company’s condensed consolidated financial statements.

The Company accounted for the acquisition of the remaining equity interests of DataSense using the acquisition method of accounting in accordance with FASB ASC 805, Business Combinations. As part of the acquisition, the Company derecognized its previously held equity interest in DataSense, which had been accounted for as an equity method investment and was recorded in other noncurrent assets in the amount of $0.8 million as of the acquisition date. In assessing the fair value of its previously held equity interest as of the acquisition date, the Company, with the assistance of a third-party valuation provider, determined the fair value was $3.2 million as of the acquisition date, resulting in a gain of $2.4 million recorded in other income, net in the condensed consolidated statement of operations for the nine months ended September 30, 2024.

The following table summarizes the total consideration transferred (in thousands):

May 1, 2024
Cash	$7,159
Amounts deposited into escrow	500
Fair value of equity consideration	243
Seller transaction costs paid by the Company	298
Settlement of payables existing prior to the acquisition	(920)
Fair value of previously held ownership interest	3,229
Total consideration	$10,509

The purchase price was allocated on a preliminary basis as of the acquisition date. Assets acquired and liabilities assumed were recorded at estimated fair values based on management’s estimates, available information, and supportable assumptions that management considered reasonable. The Company expects to finalize the valuation as soon as practicable, but no later than one year from the acquisition date.

The following table summarizes the allocation of the total purchase price based upon the fair value of assets acquired and liabilities assumed as of the acquisition date, inclusive of measurement period adjustments (in thousands):

May 1, 2024
Cash	$363
Intangible assets – developed technology	3,300
Prepaid expenses and other current assets	20
Goodwill	9,277
Other accrued expenses and current liabilities	(2,451)
Total consideration	$10,509

The excess of the purchase price over the estimated fair value of net assets was recognized as goodwill. Goodwill consists of the Company’s expected future economic benefits that will arise from expected future operational synergies from combining DataSense with its existing business and is not deductible for tax purposes.

Goodwill and identifiable intangible assets were valued using the income approach. Management used a third-party valuation firm to assist in the determination of the preliminary purchase accounting fair values; however, management ultimately oversees the third-party valuation firm to ensure that the transaction-specific assumptions are appropriate for the Company.

The operating results of DataSense from the date of acquisition, which are not material, have been included in the Company’s condensed consolidated statements of operations. Acquisition-related costs incurred were not material for the nine months period ended September 30, 2024. All acquisition-related costs were expensed as incurred and have been recorded in general and administrative expenses in the accompanying condensed consolidated statements of operations.